Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2025
Key Management Personnel [Abstract]
Schedule of Persons were Directors of Gelteq Limited

The following persons were directors of Gelteq Limited during the financial year:

Mr. Simon Hayden Szewach	(Executive Chairman)

Mr. Nathan Jacob Givoni	(Executive Director)

Mr. Jeffrey W. Olyniec	(Non-Executive Director) (Resigned on 30 September 2025)

Mr. Philip Dalidakis	(Non-Executive Director)

Prof David Morton	(Non-Executive Director) (Resigned on 30 April 2025)

Schedule of Key Management Personnel of the Consolidated Entity

The aggregate compensation paid/payable to members of key management personnel of the Consolidated Entity is set out below:

	Consolidated
	30 June 2025	30 June 2024
	$	$
Short-term employee benefits	391,887	541,280
Post-employment benefits	40,156	57,670
Share-based payments	-	-
	432,043	598,950